OPERATING LEASES AS LESSOR (Details Textual)	12 Months Ended
Jun. 30, 2013
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Percentage of Chinese Consumer Price Index Published By Government	5.00%